Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	106 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000166442
Average Annual Return [Line Items]
Average Annual Return, Percent	16.08%	9.93%	11.22%
Without Sales Load [Member] | C000166443
Average Annual Return [Line Items]
Average Annual Return, Percent	15.75%	9.67%	10.93%
Without Sales Load [Member] | C000166444
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%	10.15%	11.42%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	14.90%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	14.90%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	14.90%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%	8.68%	10.70%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%	8.68%	10.70%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%	8.68%	10.70%